14. PROPERTY, PLANT AND EQUIPMENT, NET (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
DisclosureOfInterestCapitalizedLinesLineItems [Line Items]
Capitalization rate of capitalized interest, property, plant and equipment	4.55%	4.03%
Amounts of capitalized interest, property, plant and equipment (in ThCh$)	$ 957,921	$ 1,238,154
Biological Assets
DisclosureOfInterestCapitalizedLinesLineItems [Line Items]
Capitalization rate of capitalized interest, property, plant and equipment	10.15%	15.41%
Amounts of capitalized interest, property, plant and equipment (in ThCh$)	$ 71,817	$ 56,942